Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables provide, by level within the fair value hierarchy, a summary of investments of the Plan measured at fair value on a recurring basis as of December 31 for the years indicated:

	2025
	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Total
Pooled Separate Accounts	$—	$181,326,421	$181,326,421
Mutual Funds	91,464,710	—	91,464,710
WSFS Common Stock Fund:
WSFS Common Stock	14,335,830	—	14,335,830
Fidelity Government Portfolio	856,739	—	856,739
Total WSFS Common Stock Fund	15,192,569	—	15,192,569
Total investments at fair value	$106,657,279	$181,326,421	$287,983,700

	2024
	Quoted Prices in Active Markets (Level 1)	Total
Mutual Funds	$225,127,103	$225,127,103
WSFS Common Stock Fund:
WSFS Common Stock	15,319,239	15,319,239
Fidelity Government Portfolio	1,247,698	1,247,698
Total WSFS Common Stock Fund	16,566,937	16,566,937
Total investments at fair value	$241,694,040	$241,694,040